Segment information (Tables)	12 Months Ended
Dec. 31, 2021
General Information and Statement of IFRS Compliance [Abstract]
Contributions by Reportable Segments
Reported contributions were as follows:

Continuing operations – Income statement	Revenue[1]	Revenue less pass-through costs[2]	Headline operating profit[3]
	£m	£m	£m
2021
Global Integrated Agencies	10,836.3	8,638.7	1,215.5
Public Relations	959.0	909.7	143.1
Specialist Agencies	1,005.8	848.8	134.9
	12,801.1		1,493.5
2020[4]
Global Integrated Agencies	10,265.5	8,194.2	1,059.9
Public Relations	892.9	854.4	141.3
Specialist Agencies	844.4	713.4	59.3
	12,002.8		1,260.5
2019[4]
Global Integrated Agencies	11,269.2	9,090.4	1,358.6
Public Relations	956.5	898.0	140.6
Specialist Agencies	1,008.4	858.1	61.4
	13,234.1		1,560.6
Notes
[1]Intersegment sales have not been separately disclosed as they are not material.
[2]Revenue less pass-through costs is revenue less media and other pass-through costs. Pass-through costs comprise fees paid to external suppliers where they are engaged to perform part or all of a specific project and are charged directly to clients, predominantly media costs. See note 3 to the consolidated financial statements for more details of the pass-through costs.
3A reconciliation from operating profit to headline operating profit is provided in note 31.
[4]Prior year figures have been re-presented to reflect the changes to segments described above.

Continuing operations – Other information	Share-based payments	Capital additions[1]	Depreciation and amortisation[2]	Goodwill impairment	Share of results of associates	Interests in associates and joint ventures
	£m	£m	£m	£m	£m	£m
2021
Global Integrated Agencies	92.3	252.7	372.8	—	22.7	115.2
Public Relations	4.8	17.9	28.1	—	1.7	8.0
Specialist Agencies[3]	2.5	22.5	43.1	1.8	(0.6)	289.7
	99.6	293.1	444.0	1.8	23.8	412.9
2020[4]
Global Integrated Agencies	61.3	234.2	449.7	2,355.1	19.0	158.4
Public Relations	8.0	15.5	32.8	161.5	1.3	6.4
Specialist Agencies[3]	5.1	22.9	59.4	306.3	(156.3)	165.9
	74.4	272.6	541.9	2,822.9	(136.0)	330.7
2019[4]
Global Integrated Agencies	57.2	284.5	424.6	4.8	16.8	164.6
Public Relations	4.6	17.5	31.5	—	(0.3)	5.5
Specialist Agencies[3]	4.2	27.8	52.2	42.9	(1.8)	642.9
	66.0	329.8	508.3	47.7	14.7	813.0
Notes
[1]Capital additions include purchases of property, plant and equipment and other intangible assets (including capitalised computer software).
[2]Depreciation of property, plant and equipment, depreciation of right-of-use assets and amortisation of other intangible assets.
[3]Specialist Agencies includes the Kantar associates and amounts previously reported under the Data Investment Management segment.
[4]Prior year figures have been re-presented to reflect the changes to segments described above.

Contributions by Geographical Area
Contributions by geographical area were as follows:

	2021	2020	2019
Continuing operations	£m	£m	£m
Revenue[1]
North America[2]	4,494.2	4,464.9	4,854.7
United Kingdom	1,866.9	1,637.0	1,797.1
Western Continental Europe	2,786.3	2,441.6	2,628.8
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	3,653.7	3,459.3	3,953.5
	12,801.1	12,002.8	13,234.1
Revenue less pass-through costs[3]
North America[2]	3,849.2	3,743.4	4,034.3
United Kingdom	1,414.3	1,233.8	1,390.1
Western Continental Europe	2,225.4	2,019.4	2,176.4
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	2,908.3	2,765.4	3,245.7

Headline operating profit[4]
North America[2]	655.7	611.9	662.0
United Kingdom	180.9	137.7	188.5
Western Continental Europe	288.6	198.7	261.5
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	368.3	312.2	448.6
	1,493.5	1,260.5	1,560.6
Notes
[1]Intersegment sales have not been separately disclosed as they are not material.
[2]North America includes the United States with revenue of £4,220.8 million (2020: £4,216.1 million, 2019: £4,576.5 million), revenue less pass-through costs of £3,597.4 million (2020: £3,524.8 million, 2019: £3,806.3 million) and headline operating profit of £615.2 million (2020: £563.7 million, 2019: £620.6 million).
[3]Revenue less pass-through costs is revenue less media and other pass-through costs. Pass-through costs comprise fees paid to external suppliers where they are engaged to perform part or all of a specific project and are charged directly to clients, predominantly media costs. See note 3 to the consolidated financial statements for more details of the pass-through costs.
4A reconciliation from operating profit to headline operating profit is provided in note 31.

	2021	2020
Continuing operations	£m	£m
Non-current assets[1]
North America[2]	5,075.4	4,962.1
United Kingdom	1,565.4	1,488.7
Western Continental Europe	2,618.8	2,745.0
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	2,933.6	2,767.1
	12,193.2	11,962.9
Notes
[1]Non-current assets excluding financial instruments and deferred tax.
2North America includes the United States with non-current assets of £4,730.1 million (2020: £4,609.0 million).